Subsequent Events (Details Narrative) - First Horizon Corporation [member] shares in Millions, $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	May 05, 2023 USD ($)	Jul. 31, 2023 shares	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Mar. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Non interest income			$ (263)	$ (1,261)
Net interest income related to the basis adjustment amortization			129	251
Non interest income related to the de-designation of the hedge accounting relationships			311	$ 562
Bank recognized a valuation adjustment on investment			$ 199
Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash payment	$ 225
Non Adjusting Events After Reporting Period [Member] | Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Investment in non-voting preferred stock					$ 494
Non Adjusting Events After Reporting Period [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion Of Stock Shares Issued | shares		19.7